SHARE CAPITAL - EARNINGS PER SHARE (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	13,000,000	12,000,000	12,000,000
Weighted average number of common shares outstanding diluted
Weighted average shares outstanding	911,000,000	847,000,000	829,000,000
Effect of dilutive options (in shares)	7,000,000	0	11,000,000
Diluted weighted average shares outstanding	918,000,000	847,000,000	840,000,000
Stock options
Weighted average number of common shares outstanding diluted
Antidilutive securities excluded from the diluted earnings per common share calculation (in shares)	10,803,672	36,005,043	6,058,580
Weighted average exercise price of antidilutive securities (in Canadian dollars per share)	CAD 52.92	CAD 40.26	CAD 48.78